Trade Receivables - Summary of Ageing Analysis of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Trade receivables	¥ 1,124	¥ 1,717
Within 90 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	1,054	1,615
91 to 180 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	46	33
181 to 365 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	8	39
Over 365 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	¥ 16	¥ 30